CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)		12 Months Ended
		Sep. 30, 2025 $ / shares shares		Sep. 30, 2025 $ / shares shares		Sep. 30, 2024 $ / shares shares
Income Statement [Abstract]
Net income (loss) per share, Basic (in Dollars per share) | (per share)		$ (51.48)	[1]	$ (400.68)	[2]	$ 245.24	[1]
Net income (loss) per share, Diluted (in Dollars per share) | (per share)		$ (51.48)	[1]	$ (400.68)	[2]	$ 245.24	[1]
Weighted average number of shares, Basic (in Shares)	[1]	46,133		46,133		43,441
Weighted average number of shares, Diluted (in Shares)	[1]	46,133		46,133		43,441

[1]	The share amounts and per share data are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital on August 25, 2025, the share consolidation on August 6, 2026, and the share consolidation on October 7, 2026 (see Note 15). The capital reduction effected on July 2, 2026 was not retroactively applied since the capital reduction occurred after the end of the reporting period (see Note 15).
[2]	The share amounts and per share data are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital on August 25, 2025, the share consolidation on August 6, 2026, and the share consolidation on October 7, 2026 (see Note 15). The capital reduction effected on July 2, 2026 was not retroactively applied since the capital reduction occurred after the end of the reporting period (see Note 15).